Consolidated Statement Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement Of Income [Abstract]
Service revenues and sales	$ 1,430,043	$ 1,355,970	$ 1,280,545
Cost of services provided and goods sold (excluding depreciation)	1,033,321	970,484	906,016
Selling, general and administrative expenses	208,656	202,260	201,964
Depreciation	26,009	25,247	24,386
Amortization	4,512	4,252	4,657
Other operating expenses (Note 21)	1,126
Total costs and expenses	1,273,624	1,202,243	1,137,023
Income from operations	156,419	153,727	143,522
Interest expense	(14,723)	(13,888)	(11,959)
Other income--net (Note 10)	4,123	717	2,268
Income before income taxes	145,819	140,556	133,831
Income taxes (Note 11)	(56,515)	(54,577)	(52,000)
Net Income	$ 89,304	$ 85,979	$ 81,831
Earnings Per Share (Note 15)
Net Income	$ 4.72	$ 4.19	$ 3.62
Average number of shares outstanding	18,924	20,523	22,587
Diluted Earnings Per Share (Note 15)
Net Income	$ 4.62	$ 4.10	$ 3.55
Average number of shares outstanding	19,339	20,945	23,031
Cash Dividends Per Share	$ 0.68	$ 0.60	$ 0.52